Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA FUNDS TRUST
Voya Intermediate Bond Fund
(the “Fund”)
Supplement dated May 30, 2025
to the Funds’ Class A, Class C, Class I, Class R, Class R6, and Class W Shares’ Summary Prospectus and Prospectus, each dated July 31, 2024, as supplemented (together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective July 31, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in a portfolio of bonds,	borrowings for investment purposes) in a portfolio
including but not limited to corporate, government	of bonds.
and mortgage bonds, which, at the time of
purchase, are rated investment-grade (e.g., rated at
least BBB- by S&P Global Ratings or Baa3 by
Moody’s Investors Service, Inc.) or have an
equivalent rating by a nationally recognized
statistical rating organization (“NRSRO”), or are
of comparable quality if unrated.
For purposes of the New 80% Investment Policy, bonds include, without limitation, bonds, debt instruments, and other fixed income and income-producing debt instruments, of any kind, issued or guaranteed by governmental or private-sector entities.

Voya Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA FUNDS TRUST
Voya Intermediate Bond Fund
(the “Fund”)
Supplement dated May 30, 2025
to the Funds’ Class A, Class C, Class I, Class R, Class R6, and Class W Shares’ Summary Prospectus and Prospectus, each dated July 31, 2024, as supplemented (together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective July 31, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in a portfolio of bonds,	borrowings for investment purposes) in a portfolio
including but not limited to corporate, government	of bonds.
and mortgage bonds, which, at the time of
purchase, are rated investment-grade (e.g., rated at
least BBB- by S&P Global Ratings or Baa3 by
Moody’s Investors Service, Inc.) or have an
equivalent rating by a nationally recognized
statistical rating organization (“NRSRO”), or are
of comparable quality if unrated.
For purposes of the New 80% Investment Policy, bonds include, without limitation, bonds, debt instruments, and other fixed income and income-producing debt instruments, of any kind, issued or guaranteed by governmental or private-sector entities.